Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of segment reporting for revenue

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	US$	US$	US$	US$
Revenue
Remittance services
Fiat remittance	4,754,297	5,890,240	17,038,494	18,878,689
ODL remittance	191,588	410,076	749,969	972,872
Sales of Airtime	6,289,988	6,395,893	17,469,080	19,925,467
Other services	23,843	40,338	112,960	124,938
	11,259,716	12,736,547	35,370,503	39,901,966
Cost of sales
Remittance services	(2,211,516)	(2,705,658)	(7,743,463)	(8,513,348)
Sales of Airtime	(5,817,457)	(5,815,033)	(16,017,579)	(17,954,058)
Other services	(95,569)	(76,657)	(269,752)	(225,087)
	(8,124,542)	(8,597,348)	(24,030,794)	(26,692,493)
Gross Profit
Remittance services	2,734,369	3,594,658	10,045,000	11,338,213
Sales of Airtime	472,531	580,860	1,451,501	1,971,409
Other services	(71,726)	(36,319)	(156,792)	(100,149)
	3,135,174	4,139,199	11,339,709	13,209,473

Schedule of goodwill reportable segments

The following table sets forth the goodwill by reportable segments:

	September 30, 2024	December 31, 2023
	US$	US$
Remittance services	12,919,935	12,921,592
Sales of Airtime	14,079,791	14,079,791
	26,999,726	27,001,383

Seamless Group Inc [Member]
Schedule of segment reporting for revenue
	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Remittance services	26,695,196	26,714,151
Sales of Airtime	26,398,707	28,501,152
Other services	161,458	285,614
	53,255,361	55,500,917

	Years ended December 31,
	2023	2022
	US$	US$
Cost of sales
Remittance services	(11,375,525)	(13,268,205)
Sales of Airtime	(24,206,112)	(26,370,613)
Other services	(317,419)	(242,129)
	(35,899,057)	(39,880,947)

	Years ended December 31,
	2023	2022
	US$	US$
Gross Profit
Remittance services	15,319,671	13,445,946
Sales of Airtime	2,192,595	2,130,539
Other services	(155,962)	43,485
	17,356,304	15,619,970

Schedule for additions to long-lived assets other than goodwill and acquired intangible assets

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2023	2022
	US$	US$
Remittance services expense	302,950	532,457
Sales of Airtime	-	-
Other services	-	-
	302,950	532,457

Schedule of geographical information

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Hong Kong	9,726,364	8,647,764
Malaysia	29,317,906	36,742,314
Indonesia	14,211,091	10,110,839
	53,255,361	55,500,917

Schedule of long lived assets geographical information

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2023	2022
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	4,368,106	3,647,913
Malaysia	1,005,601	1,276,989
Indonesia	62,056	121,698
Long-Lived Assets	5,435,763	5,046,600

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	972,984	768,617
Goodwill	27,001,383	27,001,383
Acquired intangible assets	4,926,674	6,467,231
	33,001,041	39,383,831

Schedule of goodwill reportable segments

The following table sets forth the goodwill by reportable segments:

	December 31,
	2023	2022
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	14,079,791
	27,001,383	27,001,383